SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions						3 Months Ended		6 Months Ended
	Nov. 06, 2019 CAD ($)	Feb. 05, 2019 USD ($) shares	Feb. 05, 2019 CAD ($) $ / shares shares	Oct. 30, 2018 CAD ($)	Oct. 10, 2017 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Apr. 07, 2020 CAD ($)	Oct. 07, 2019 CAD ($)	Sep. 10, 2018 CAD ($)	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares						$ 3	$ 2	$ 5	$ 4
Preferred Unitholders Capital [Member]
Disclosure of information about consolidated structured entities [line items]
Quarterly Fixed Distribution Rate								4.50%
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain]
Disclosure of information about consolidated structured entities [line items]
Number Of Shares Issued1 | shares		4	4
Number of share issued, price per share | $ / shares			$ 25
Quarterly Fixed Distribution Rate		5.85%	5.85%
Share underwriting related cost		$ 2
Share issue related cost		1
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain] | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares			$ 100
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares		$ 75
Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						4.20%		4.20%
Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.40%		3.40%
Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.30%		3.30%
Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.30%		3.30%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount										$ 200		$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Maturing October 30, 2020 [Member]
Disclosure of information about consolidated structured entities [line items]
Extinguishment of Debt, Amount	$ 375
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount										$ 200	$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Notional amount													$ 400
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Notional amount														$ 300
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Maturing October 10, 2017 [Member]
Disclosure of information about consolidated structured entities [line items]
Extinguishment of Debt, Amount					$ 400
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Public - Canadian - Maturing October 30, 2018
Disclosure of information about consolidated structured entities [line items]
Extinguishment of Debt, Amount				$ 125
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain] | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										4.20%		4.20%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate												4.70%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 [Domain] | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										3.40%	3.40%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											3.50%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate													3.30%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate													4.00%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate														3.30%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate														4.10%
Interest Rate And Cross Currency Interest Rate Swaps [Member] | Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount											$ 92